Business combinations and changes in non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Changes in Non-controlling Interests

The following table summarizes changes in non-controlling interests for the year ended December 31, 2018, 2017 and 2016:

Balance as of December 31, 2015	5,948

Change in non-controlling interests in existing subsidiaries of the Group	(4)
Reversal of unclaimed declared dividends to non-controlling interests upon expiration of limitation period	35
Dividends declared to non-controlling interests	(3)
Profit for the period	1,706
Other comprehensive income	4

Balance as of December 31, 2016	7,686

Change in non-controlling interests in existing subsidiaries of the Group (Note 24)	590
Dividends declared to non-controlling interests	(359)
Profit for the period	1,013
Other comprehensive income	3

Balance as of December 31, 2017	8,933

Adjustment on initial application of IFRS 9	(5)

Balance as of January 1, 2018 adjusted for the effect of IFRS 9	8,928

Profit for the period	908
Other comprehensive income	10

Balance as of December 31, 2018	9,846